Derivatives - Derivative Assets And Collateral Received (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Gross amounts of recognized assets	$ 81,475	$ 81,634
Derivative assets not subject to master netting agreements	28,900	10,200
Derivatives, interest rate contracts
Derivative [Line Items]
Collateral Received	(39,637)	(51,271)
Net amount	180	2,909
Derivatives, interest rate contracts | Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized assets	52,562	71,458
Gross amounts offset in the Statements of Condition	0	0
Net amounts of assets presented in the Statements of Condition	52,562	71,458
Gross amounts not offset in the Statements of Condition, Derivative liabilities available for offset	$ (12,745)	$ (17,278)